Financial Instruments and Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2014
Financial Instruments and Fair Value Measurements [Abstract]
Fair Values of Derivative Instruments in the Statement of Financial Position
		Asset Derivatives			Liability Derivatives
Derivatives not designated as hedging instruments	Balance Sheet Location	December 31,	December 31,	Balance Sheet Location	December 31,	December 31,
		2013	2014		2013	2014
		Fair value	Fair value		Fair value	Fair value
Interest rate swaps	Financial instruments - current assets	$-	$-	Financial instruments-current liabilities	$47,740	$30,447
Interest rate swaps	Financial instruments-non-current assets	14,741	11,086	Financial instruments - non-current liabilities	26,086	10,420

Total derivatives not designated as hedging instruments		$14,741	$11,086		$73,826	$40,867
Total derivatives		$14,741	$11,086	Total derivatives	$73,826	$40,867

Effect of derivative instruments on the Consolidated Statements of Operations
		Amount of Gain/(Loss)

Derivatives not designated as hedging instruments	Location of Gain or (Loss) Recognized	Year Ended December 31, 2012	Year Ended December 31, 2013	Year Ended December 31, 2014
Interest rate swaps	Gain/(Loss) on interest rate swaps	$(54,073)	$8,373	$(15,528)
Total		$(54,073)	$8,373	$(15,528)

Fair Value, assets measured on recurring and nonrecurring basis
	December 31, 2013	Quoted Prices in Active Markets for Identical Assets/ Liabilities (Level 1)	Significant Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)
Recurring measurements:
Interest rate swaps – asset position	$14,741	$-	$14,741	$-
Interest rate swaps - liability position	$(73,826)	$-	$(73,826)	$-
Total	$(59,085)	$-	$(59,085)	$-

	December 31, 2014	Quoted Prices in Active Markets for Identical Assets/ Liabilities (Level 1)	Significant Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)
Recurring measurements:
Interest rate swaps – asset position	$11,086	$-	$11,086	$-
Interest rate swaps - liability position	$(40,867)	$-	$(40,867)	$-
Total	$(29,781)	$-	$(29,781)	$-

	Quoted Prices in Active Markets for Identical Assets/ Liabilities (Level 1)	Significant Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)	Impairment loss
Non-Recurring measurements:
Long lived assets held and used	$-	$71,000	$-	$(43,490)
Total	$-	$71,000	$-	$(43,490)

	Quoted Prices in Active Markets for Identical Assets/ Liabilities (Level 1)	Significant Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)	Impairment Loss
Non-Recurring measurements:
Long lived assets held and used	$-	$10,500	$-	$(38,148)
Total	$-	$10,500	$-	$(38,148)